Debentures - Additional Information (Details) - CAD ($)					12 Months Ended
	Mar. 26, 2020	Sep. 26, 2019	Oct. 25, 2018	Apr. 05, 2018	Apr. 30, 2021	Apr. 30, 2020
Debentures [Line Items]
Non convertible debenture amount	$ 858,906	$ 2,800,000	$ 1,100,000	$ 383,010
Warrants exercise price					$ 3.50
Number of shares issued and fully paid				116,064
Risk free interest rate		12.50%	1.58%
Expected life		6 months	2 years
Expected volatility			68.70%
Settlement of debentures	$ 700,000		$ 1,400,000
Number of shares issued	248,959		275,400
Share price per unit			$ 5.00
Description of conversion of debt and equity					Each unit consisted of one common share of the Company and one share purchase warrant, with each warrant entitling the holder to purchase an additional share at $6.25 for two years.
Purchase of additional share per price			$ 6.25
Maturity period			2 years
Fair value of warrants issued			$ 283,000
Loss on settlement of debentures	$ 112,031		$ 189,715
Maturity	September 26, 2020	March 26, 2020
Debentures paid	$ 50,000	$ 125,000
Accrued interest	46,875
Remaining debentures paid on maturity date	$ 2,000,000
Repayments of debentures					$ 2,000,000	$ 175,000
Repayment of interest					61,644
Debentures
Debentures [Line Items]
Non convertible debenture amount				$ 4,300,000
Debt instrument fixed rate				10.00%
Term of debentures				18 months
Effective interest rate percentage				15.00%
Carrying value of debentures				$ 546,934
Settlement of debentures						700,000
Repayments of debentures					$ 2,000,000	$ 175,000
Debentures | Liability Component
Debentures [Line Items]
Non convertible debenture amount				4,000,000
Debentures | Warrant Component
Debentures [Line Items]
Non convertible debenture amount				$ 248,875
Warrants
Debentures [Line Items]
Warrants attached to $25,000 debentures				7,500
Monetary value of debentures to assign warrants				$ 25,000
Warrants exercise price				$ 3.50
Term of warrants				4 years
Carrying value of debentures				$ 34,003
Finder’s Warrants
Debentures [Line Items]
Non convertible debenture amount				187,627
Finder's fees paid in cash				$ 10,300
Number of finder's warrant shares				83,188
Risk free interest rate				1.60%
Expected life				4 years
Expected volatility				100.00%